SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Loss from continuing operations	R$ (3,141,626)	R$ 437,384	R$ 1,524,997
Explanation of changes in applicable tax rates	limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL
Weighted average cost of capital	15.72%	9.30%
Turkey [Member]
Reserve Quantities [Line Items]
Percentage of ownership	100.00%
Percentage of price index	64.00%
Loss before financial results and income taxes	R$ (188,251)
Decreased Financial Result	400,763
Loss from continuing operations	196,953
Accumulated Losses	351,453
Argentina [Member]
Reserve Quantities [Line Items]
Loss before financial results and income taxes	R$ (227)	R$ (474)
Inflation rates	95.49%	51.65%
Financial Result	R$ (7,343)	R$ (2,241)
Loss from continuing operations amount		R$ (7,570)